Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash, cash equivalents and restricted cash
Schedule of cash and cash equivalents

	At December 31,
	2020	2019
	$'m	$'m
Cash at bank and in hand	382	598
Short term bank deposits	879	11
Restricted cash	6	5
	1,267	614